COMMON STOCK	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Equity [Abstract]
COMMON STOCK

NOTE 7 – COMMON STOCK

On February 17, 2023, the Company sold 11,000,000 shares of common stock through the purchase of units at a price of $0.04 per unit, each unit consisting of one share of its common stock and one warrant to purchase shares of its common stock, for total proceeds of $660,000. Funds held at escrow after deducting legal and investor relation expenses was $553,000 as of February 28, 2023. The funds held in escrow were transferred to the Company in March 2023.

On August 30, 2023, the Company granted 1,043,572 shares of common stock for investor relation services. The shares were valued at $0.19, the closing price on the date of grant, for total non-cash expense of $198,279.

As of November 30, 2023, there are 48,478,678 shares of common stock outstanding.

NOTE 6 – COMMON STOCK

On April 29, 2021, the Company issued 125,000 shares of common stock to World Equity Markets who acted in the capacity of a broker/dealer for the Purchase Agreements (Note 1). The shares were valued at $0.71, the closing stock price on the date of grant, for total non-cash expense of $88,750. The expense is being amortized over the six-month term of the service agreement with World Equity Markets. As of February 28, 2022, the Company recognized $88,750 of the expense.

On April 6, 2021, the Company issued 150,000 shares of common stock to Verde Capital, LLC for consulting services. The shares were valued at $0.15, the closing stock price on the date of grant, for total non-cash expense of $22,500. The expense is being amortized over the one-year term of the service agreement with Verde Capital, LLC. As of February 28, 2022, the Company recognized $19,688 of the expense.

During the year ended February 28, 2022, the Company sold 2,400,000 shares of common stock for total cash proceeds of $240,000.

On May 18, 2021, the Company increased its authorized shares of common stock to 100,000,000 shares.

During the year ended February 28, 2023, the Company granted 250,000 shares of common stock to Millennial Investments, LLC for consulting services per the terms of a consulting agreement. The shares were valued at $0.27, the closing stock price on the date of grant, for total non-cash expense of $135,000.

On February 17, 2023, the Company sold 11,000,000 shares of common stock through the purchase of units at a price of $0.04 per unit, each unit consisting of one share of its common stock and one warrant to purchase shares of its common stock, for total proceeds of $660,000. Funds held at escrow after deducting legal and investor relation expenses was $553,000 as of February 28, 2023.

On March 4, 2023, 1,105,679 shares of Series A Preferred stock were cancelled and 1,699,146 shares of common stock were issued (Note 7).

Refer to Note 4 for shares issued to a related party.